Property, plant and equipment, net	12 Months Ended
Dec. 31, 2015
Property, plant and equipment, net..
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

        "Property, plant and equipment, net" consisted of the following:

	December 31,
($ in millions)	2015	2014
Land and buildings	4,003	4,142
Machinery and equipment	7,554	7,762
Construction in progress	559	653

	12,116	12,557
Accumulated depreciation	(6,840)	(6,905)

Total	5,276	5,652

        Assets under capital leases included in "Property, plant and equipment, net" were as follows:

	December 31,
($ in millions)	2015	2014
Land and buildings	149	192
Machinery and equipment	53	88

	202	280
Accumulated depreciation	(113)	(163)

Total	89	117

        In 2015, 2014 and 2013, depreciation, including depreciation of assets under capital leases, was $764 million, $851 million and $842 million, respectively.